Earnings/(loss) per share - Schedule of Weighted Average Number of Ordinary Shares Denominator (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Weighted Average Number Of Ordinary Shares Denominator Abstract
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	34,811,881,233	4,868,638,378
Share-based payments	264,402,620	320,689,995
Convertible bonds	0	6,175,974,524
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share	35,076,283,853	11,365,302,897